SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 49,107	¥ 83,122	¥ 65,154
Share options
SHARE-BASED PAYMENT
Intrinsic value share options exercised	¥ 10,894	¥ 14,094	¥ 32,010
Weighted average grant date fair value of options granted	¥ 1.96	¥ 12.95	¥ 22.42
Unrecognized compensation expenses related to the options	¥ 47,616